Intangible assets - Table (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
DisclosureOfIntangibleAssetsLineItems
December 31, 2020	$ 100
Cost
DisclosureOfIntangibleAssetsLineItems
Additions during the year	95
Exchange rate adjustments	5
December 31, 2020	$ 100